Balance Sheet - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash	$ 9,774	$ 28,975
Accounts receivable	21,455	15,503
Total current assets	31,229	44,478
Total Assets	31,229	44,478
Current Liabilities
Accounts Payable	150,821	127,918
Accrued Liabilities	11,261	1,521
Accrued Liabilities – Related Party	7,268	1,889
PPP Loan	23,750	23,750
SBA Loan	6,128	1,532
Convertible Notes Payable - Related Parties	30,000
Total Current Liabilities	229,228	156,610
SBA Loan	72,372	76,968
Convertible Debt -noncurrent	150,000
Related Party Convertible Notes Payable- noncurrent	65,000	30,000
Total Liabilities	516,600	263,578
Commitments and Contingencies (Note 6)
Stockholders’ Deficit
Common stock, $0.0001 par value; 10,000,000 shares authorized, 2,300,000 and 2,000,000 shares issued and outstanding, respectively	230	200
Additional paid in capital	419,793	10,410
Accumulated Deficit	(905,394)	(229,710)
Total Stockholders’ Deficit	(485,371)	(219,100)
Total Liabilities and Stockholders’ Deficit	$ 31,229	$ 44,478